COMMITMENTS - Additional Information (Details) - BMR Agreement	12 Months Ended
Dec. 31, 2021 USD ($)
COMMITMENTS
Percent of net smelter returns royalty before payment	0.50%
Introductory agent fees and net smelter return royalty payment	$ 1,000,000
Percent of reduction in net smelter return royalty	50.00%
Percent of net smelter returns royalty after payment	0.25%